Goldman Sachs High Yield Floating Rate Fund Expense Example - Class P Shares [Member] - Goldman Sachs High Yield Floating Rate Fund - Class P Shares	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	$ 906